Form N-1A Cover	Feb. 05, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 05, 2025
Prospectus Date	Feb. 05, 2025
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED FEBRUARY 5, 2025 TO THE
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 20, 2024, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
(the “Fund”)
Effective on February 10, 2025 (the “Effective Date”), S&P Dow Jones Indices LLC is changing the name of the S&P 500 Equal Weight ESG Leaders Select Index, the Fund’s underlying index, as set forth in the table below:
Current Underlying Index Name	New Underlying Index Name
S&P 500 Equal Weight ESG Leaders Select Index	S&P 500 Equal Weight Scored & Screened Leaders Select Index

Accordingly, as of the Effective Date, all references to the Current Underlying Index Name in the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information are replaced with the New Underlying Index Name. The methodology of the Fund’s underlying index will remain the same.